Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Emerging Markets Debt Fund))	0 Months Ended
	Sep. 28, 2011
Class A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.14%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.24%
Class C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.72%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and Expense Reimbursement	(0.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.00%
Class N
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and Expense Reimbursement	(0.57%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.50%
Class Y
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and Expense Reimbursement	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.95%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager has voluntarily agreed to waive a portion of its management fees and/or reimburse the Fund for certain of its expenses so that total expenses will not exceed 1.25% of average annual net assets for Class A shares, 2.00% for Class C shares, 1.50% for Class N shares, and 0.95% for Class Y shares. These fee waivers and/or reimbursements may not be amended or withdrawn until one year after the date of this prospectus.